BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Common stock equivalents (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	190,925,330	183,321,340	185,763,007
Series A convertible preferred stock issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	25,535,000	25,535,000	25,535,000
Series B convertible preferred stock issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	99,450,380	76,187,560	76,187,560
Options to purchase common stock issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	3,225,000	6,725,000	5,900,000
Warrants to purchase common stock issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	31,714,950	45,473,780	72,140,447
Warrants to purchase series A convertible preferred stock, issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	7,600,000	6,000,000	6,000,000
Warrants to purchase series B convertible preferred stock, issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	23,400,000	23,400,000